INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of current and deferred components of income tax expenses (benefits)
	Year ended December 31,
	2012	2013	2014

Current tax	$125,733	$70,426	$(9,283)
Deferred tax	(7,673,154)	303,158	151,837
	$(7,547,421)	$373,584	$142,554

Schedule of principal components of the Group's deferred income tax assets and liabilities
	December 31,
	2013	2014
Deferred tax assets:
Net operating loss carrying forward	$17,930,359	$18,481,333
Total deferred tax assets	17,930,359	18,481,333
Valuation allowance on deferred tax assets	(17,777,605)	(18,481,333)
Net deferred tax assets (non-current)	$152,754	$-

Schedule of movement of valuation allowance
	Year ended December 31,
	2012	2013	2014

At the beginning of the year	$4,284,387	$18,238,463	$17,777,605
Tax loss expired	(500,181)	(1,732,828)	(3,039,002)
Liquidation of subsidiaries	(263,329)	(303,557)	(324,524)
Exchange realignment	17,069	541,242	(66,707)
Change in tax rate	(225,318)	920,005	37,653
Change for the year	14,925,835	114,280	4,096,308
At the end of the year	$18,238,463	$17,777,605	$18,481,333

Schedule of reconciliation of the income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations
	Year ended December 31,
	2012	2013	2014
Expected taxation at PRC EIT statutory rate of 25%	$(63,518,834)	$(5,920,694)	$(7,830,848)
Effect of different tax rates	1,749,282	1,069,008	(731,720)
Effect of loss that cannot be carried forward	2,447,707	1,305,869	754,828
Tax expense arising from items which are not deductible or not taxable for tax purpose:
- non-deductible entertainment expenses	1,027,013	584,296	305,119
- goodwill impairment	29,467,644	-	-
- others, net	1,070,292	3,906,086	1,245,086
Effect of tax exemption and tax concessions	5,283,567	(685,261)	2,303,781
Underprovision in prior years	73	-	-
Change in valuation allowance	14,925,835	114,280	4,096,308
Total income tax (benefits) expenses	$(7,547,421)	$373,584	$142,554